UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21515
                                      ------------------------------------------

                   TS&W/Claymore Tax-Advantaged Balanced Fund

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: December 31
                         -----------

Date of reporting period: January 1, 2010 -  March 31, 2010
                          ---------------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

   PRINCIPAL                                                                                              OPTIONAL
      AMOUNT     DESCRIPTION                                                                       CALL PROVISIONS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 LONG-TERM MUNICIPAL BONDS -- 87.3%
                 ALABAMA -- 5.0%
 $ 8,150,000     Birmingham Special Care Facilities Financing Authority,
                 Health Care Facilities Revenue, ASSURED Insured, AAA, Aa3
                 6.00%, 6/1/2039                                                                   6/1/19 @ 100.00     $ 8,796,295
                                                                                                                     --------------

                 ARIZONA -- 1.8%
   3,000,000     Glendale Western Loop 101, Public Facilities Corp.,
                 Third Lien Excise Tax Revenue, Series A, AA, A2
                 7.00%, 7/1/2033                                                                   1/1/14 @ 100.00       3,229,080
                                                                                                                     --------------

                 CALIFORNIA -- 9.9%
   4,610,000     Alhambra Certificates of Participation,
                 Police Facilities 91-1-RMK, AMBAC Insured, NR, NR
                 6.75%, 9/1/2023                                                                               N/A       5,206,119
   2,000,000     California Statewide Communities Development Authority,
                 American Baptist Homes West, BBB, NR
                 6.25%, 10/1/2039                                                                 10/1/19 @ 100.00       1,963,040
   2,500,000     Golden State Tobacco Securitization Corp.,
                 Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, BBB, Baa3
                 5.75%, 6/1/2047                                                                   6/1/17 @ 100.00       1,762,650
   2,500,000     M-S-R Energy Authority,
                 Natural Gas Revenue, Series B, A, NR
                 7.00%, 11/1/2034                                                                              N/A       2,812,100
   5,000,000     State of California,
                 Prerefunded Public Improvements, AMBAC Insured, AAA, Baa1
                 5.00%, 4/1/2031                                                                   4/1/14 @ 100.00       5,686,350
                                                                                                                     --------------
                                                                                                                        17,430,259
                                                                                                                     --------------
                 DISTRICT OF COLUMBIA -- 0.6%
   1,000,000     District of Columbia Water & Sewer Authority,
                 Public Utility Revenue, Series A, AA, Aa3
                 6.00%, 10/1/2035                                                                 10/1/18 @ 100.00       1,120,730
                                                                                                                     --------------

                 GEORGIA -- 1.4%
   2,500,000     Municipal Electric Authority of Georgia,
                 Build America Bonds, Series P, A-, Baa2
                 7.055%, 4/1/2057 (a)                                                                          N/A       2,435,225
                                                                                                                     --------------

                 KENTUCKY -- 3.1%
   2,700,000     Kentucky Economic Development Finance Authority,
                 Owensboro Medical Health System, Series A, NR, Baa2
                 6.375%, 6/1/2040                                                                  6/1/20 @ 100.00       2,694,303
   2,800,000     Kentucky Economic Development Finance Authority,
                 Owensboro Medical Health System, Series B, NR, Baa2
                 6.375%, 3/1/2040                                                                  6/1/20 @ 100.00       2,775,780
                                                                                                                     --------------
                                                                                                                         5,470,083
                                                                                                                     --------------
                 LOUISIANA -- 3.6%
   5,600,000     Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
                 Series C-2-RMKT, ASSURED Insured, AAA, Aa3
                 6.75%, 6/1/2026                                                                   6/1/18 @ 100.00       6,390,272
                                                                                                                     --------------

                 MASSACHUSETTS -- 0.9%
   1,820,000     Massachusetts Development Finance Agency Revenue,
                 Evergreen Center, BBB-, NR
                 5.50%, 1/1/2035                                                                   1/1/15 @ 100.00       1,547,928
                                                                                                                     --------------

                 MICHIGAN -- 13.6%
   5,000,000     City of Detroit, Water Supply System Revenue,
                 Rols RR II R 11448, BHAC/FGIC Insured, AAA, NR
                  (Underlying Obligor: City of Detroit Water Supply System)
                 10.84%, 1/1/2016 (b)                                                                          N/A       5,760,000
   5,000,000     Detroit Michigan Sewer Disposal Revenue,
                 Refunding-Senior Lien-Series C-1-RMKT, AGM Insured, AAA, Aa3
                 7.00%, 7/1/2027                                                                   7/1/19 @ 100.00       5,785,050
   6,000,000     Detroit Michigan Sewer Disposal Revenue,
                 Refunding-Senior Lien-Series B-1-RMKT, AGM Insured, AAA, NR
                 7.50%, 7/1/2033                                                                   7/1/19 @ 100.00       7,168,260
   2,265,000     Detroit Michigan Water Supply System Revenue,
                 Second Lien-Series B-RMKT, AGM Insured, AAA, NR
                 7.00%, 7/1/2036                                                                   7/1/19 @ 100.00       2,591,568
   2,500,000     Michigan Public Educational Facilities Authority Revenue,
                 Refunding-Limited, Obligation-Landmark Academy, BBB-, NR
                 7.00%, 12/1/2039                                                                  6/1/20 @ 100.00       2,532,300
                                                                                                                     --------------
                                                                                                                        23,837,178
                                                                                                                     --------------
                 NEW JERSEY -- 2.7%
   4,150,000     Newark Housing Authority Revenue,
                 South Ward Police Facility, ASSURED Insured, NR, Aa3
                 6.75%, 12/1/2038                                                                 12/1/19 @ 100.00       4,687,383
                                                                                                                     --------------

                 NEW YORK -- 17.5%
   4,500,000     Brooklyn Arena Local Development Corp.,
                 Recreational Facilities Improvements, BBB-, Baa3
                 6.25%, 7/15/2040                                                                 1/15/20 @ 100.00       4,638,285
   3,000,000     Long Island Power Authority Revenue,
                 Electrical Light and Power Improvements, Series A,  A-, A3
                 6.25%, 4/1/2033                                                                   4/1/19 @ 100.00       3,449,700
   5,000,000     Metropolitan Transportation Authority Revenue,
                 Transportation - Series 2008C, A, A3
                 6.50%, 11/15/2028                                                               11/15/18 @ 100.00       5,757,950
   5,000,000     New York State Dormitory Authority Income Tax Revenue,
                 PIT Education - Series B,  AAA, NR
                 5.75%, 3/15/2036                                                                 3/15/19 @ 100.00       5,629,050
   1,000,000     New York State Dormitory Authority Revenue,
                 The Bronx-Lebanon Hospital Center,  NR, Aa2
                 6.50%, 8/15/2030                                                                 2/15/19 @ 100.00       1,096,590
                 New York State Dormitory Authority Revenue,
                 Health, Hospital & Nursing Home Improvements, FHA, AAA, Aa2
   4,500,000     6.25%, 8/15/2034                                                                 8/15/19 @ 100.00       4,962,555
   2,500,000     6.00%, 8/15/2038                                                                 8/15/19 @ 100.00       2,698,675
   2,220,000     New York State Dormitory Authority Revenue,
                 School Districts Financing Program, ASSURED Insured, Series A, AAA, Aa3
                 5.625%, 10/1/2029                                                                10/1/19 @ 100.00       2,395,313
                                                                                                                     --------------
                                                                                                                        30,628,118
                                                                                                                     --------------
                 OHIO -- 1.3%
   2,900,000     Buckeye Tobacco Settlement Financing Authority,
                 Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, BBB, Baa3
                 6.50%, 6/1/2047                                                                   6/1/17 @ 100.00       2,261,217
                                                                                                                     --------------

                 PENNSYLVANIA -- 2.2%
   5,000,000     Allegheny County Hospital Development Authority Health System Revenue,
                 West Penn, Series 2007A, BB, Ba3
                 5.375%, 11/15/2040                                                              11/15/17 @ 100.00       3,837,650
                                                                                                                     --------------

                 PUERTO RICO -- 5.5%
   4,000,000     Puerto Rico Electric Power Authority Revenue,
                 Electricity, Light & Power Improvements, Series XX, BBB+, A3
                 5.25%, 7/1/2040                                                                   7/1/20 @ 100.00       3,945,920
   5,000,000     Puerto Rico Sales Tax Financing Revenue,
                 Public Improvements, First Sub-Series A, A+, A2
                 6.50%, 8/1/2044                                                                   8/1/19 @ 100.00       5,609,000
                                                                                                                     --------------
                                                                                                                         9,554,920
                                                                                                                     --------------
                 RHODE ISLAND -- 4.4%
   5,500,000     Rhode Island State Health & Educational Building Corp. Revenue,
                 Hospital Financing Lifespan Obligation, ASSURED Insured, Series A, AAA, NR
                 (Underlying Obligor: Rhode Island State Health and Educational Building Corp.)
                 13.31%, 5/15/2017 (b)                                                                         N/A       7,108,860
     500,000     Rhode Island State Health & Educational Building Corp. Revenue,
                 Hospital Financing Lifespan Obligation, A-, A3
                 6.375%, 8/15/2021                                                                8/15/12 @ 100.00         515,165
                                                                                                                     --------------
                                                                                                                         7,624,025
                                                                                                                     --------------
                 TEXAS -- 12.2%
   6,700,000     Forney Independent School District,
                 Unlimited Tax School Building Bonds, Series A, PSF Guaranteed, AAA, NR
                 6.00%, 8/15/2037 (c)                                                                          N/A       7,660,445
   7,000,000     Frisco Texas Independent School District,
                 School Improvements, Series 3373, PSF Guaranteed, Series A, NR, Aaa
                 6.00%, 8/15/2038 (c)                                                                          N/A       8,024,870
   5,000,000     North Texas Tollway Authority Revenue,
                 Rols RR II R-11392-1, BHAC Insured, NR, Aa1
                 (Underlying Obligor: North Texas Tollway Authority)
                 10.84%, 1/1/2016 (b)                                                                          N/A       5,688,000
                                                                                                                     --------------
                                                                                                                        21,373,315
                                                                                                                     --------------
                 WISCONSIN -- 1.6%
   2,000,000     Wisconsin State Health & Educational Facilities Authority Revenue,
                 Aurora Health Care, Series A, NR, A3
                 5.60%, 2/15/2029                                                                 2/15/11 @ 100.00       1,961,060
     750,000     Wisconsin State Health & Educational Facilities Authority Revenue,
                 Blood Center Southeastern Project, A-, NR
                 5.75%, 6/1/2034                                                                   6/1/14 @ 100.00         760,455
                                                                                                                     --------------
                                                                                                                         2,721,515
                                                                                                                     --------------
                 TOTAL LONG-TERM MUNICIPAL BONDS -- 87.3%
                 (Cost $147,487,186)                                                                                   152,945,193
                                                                                                                     --------------

      NUMBER
   OF SHARES                                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 Common Stocks -- 54.9%
                 AEROSPACE & DEFENSE -- 2.3%
      75,000     ITT Corp.                                                                                               4,020,750
                                                                                                                     --------------

                 BEVERAGES -- 0.7%
      17,500     Diageo PLC, ADR (United Kingdom)                                                                        1,180,375
                                                                                                                     --------------

                 CAPITAL MARKETS -- 0.8%
      50,000     Morgan Stanley                                                                                          1,464,500
                                                                                                                     --------------

                 COMMERCIAL BANKS -- 0.3%
      20,000     Wells Fargo & Co.                                                                                         622,400
                                                                                                                     --------------

                 COMMERCIAL SERVICES & SUPPLIES -- 4.2%
     100,000     Pitney Bowes, Inc.                                                                                      2,445,000
      37,500     Republic Services, Inc.                                                                                 1,088,250
     110,000     Waste Management, Inc.                                                                                  3,787,300
                                                                                                                     --------------
                                                                                                                         7,320,550
                                                                                                                     --------------
                 COMMUNICATIONS EQUIPMENT -- 0.6%
      38,500     Cisco Systems, Inc. (d)                                                                                 1,002,155
                                                                                                                     --------------

                 COMPUTERS & PERIPHERALS -- 1.8%
      55,000     EMC Corp. (d)                                                                                             992,200
      16,500     IBM Corp.                                                                                               2,116,125
                                                                                                                     --------------
                                                                                                                         3,108,325
                                                                                                                     --------------
                 CONTAINERS & PACKAGING -- 1.2%
      75,000     Bemis Co., Inc.                                                                                         2,154,000
                                                                                                                     --------------

                 DIVERSIFIED FINANCIAL SERVICES -- 1.3%
      52,500     JPMorgan Chase & Co.                                                                                    2,349,375
                                                                                                                     --------------

                 DIVERSIFIED TELECOMMUNICATION -- 5.2%
     155,000     AT&T, Inc.                                                                                              4,005,200
     125,000     Verizon Communications, Inc.                                                                            3,877,500
     112,500     Windstream Corp.                                                                                        1,225,125
                                                                                                                     --------------
                                                                                                                         9,107,825
                                                                                                                     --------------
                 ENERGY EQUIPMENT & SERVICES -- 1.5%
      62,500     Noble Corp. (Switzerland)                                                                               2,613,750
                                                                                                                     --------------

                 FOOD PRODUCTS -- 2.4%
      15,000     H.J. Heinz Co.                                                                                            684,150
      65,000     Kraft Foods, Inc.                                                                                       1,965,600
      50,000     Unilever NV (Netherlands)                                                                               1,508,000
                                                                                                                     --------------
                                                                                                                         4,157,750
                                                                                                                     --------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
      25,000     Becton, Dickinson and Co.                                                                               1,968,250
                                                                                                                     --------------

                 HEALTH CARE PROVIDERS & SERIVCE -- 0.6%
      15,000     WellPoint, Inc. (d)                                                                                       965,700
                                                                                                                     --------------

                 HOTELS RESTAURANTS & LEISURE -- 1.5%
      67,500     Yum! Brands, Inc.                                                                                       2,587,275
                                                                                                                     --------------

                 HOUSEHOLD PRODUCTS -- 2.0%
      10,375     Garmin Ltd. (Cayman Islands)                                                                              399,230
      50,000     Kimberly-Clark Corp.                                                                                    3,144,000
                                                                                                                     --------------
                                                                                                                         3,543,230
                                                                                                                     --------------
                 INDUSTRIAL CONGLOMERATES -- 1.0%
      18,500     Siemens AG, ADR (Germany)                                                                               1,849,445
                                                                                                                     --------------

                 INSURANCE -- 3.5%
      50,000     Chubb Corp.                                                                                             2,592,500
      52,500     MetLife, Inc.                                                                                           2,275,350
      22,500     Travelers Cos., Inc. (The)                                                                              1,213,650
                                                                                                                     --------------
                                                                                                                         6,081,500
                                                                                                                     --------------
                 MULTILINE RETAIL -- 1.6%
      47,500     Macy's, Inc.                                                                                            1,034,075
      35,000     Target Corp.                                                                                            1,841,000
                                                                                                                     --------------
                                                                                                                         2,875,075
                                                                                                                     --------------
                 MULTI-UTILITIES -- 2.5%
     222,500     Centerpoint Energy, Inc.                                                                                3,195,100
      75,000     NiSource, Inc.                                                                                          1,185,000
                                                                                                                     --------------
                                                                                                                         4,380,100
                                                                                                                     --------------
                 OIL, GAS & CONSUMABLE FUELS -- 6.6%
      80,000     BP PLC, ADR (United Kingdom)                                                                            4,565,600
      40,000     Chevron Corp.                                                                                           3,033,200
      70,719     Royal Dutch Shell PLC, ADR - Class B (United Kingdom)                                                   3,912,882
                                                                                                                     --------------
                                                                                                                        11,511,682
                                                                                                                     --------------
                 PHARMACEUTICALS -- 7.5%
     105,000     Bristol-Myers Squibb Co.                                                                                2,803,500
      55,000     Eli Lilly & Co.                                                                                         1,992,100
      37,500     Johnson & Johnson                                                                                       2,445,000
      75,000     Merck & Co., Inc.                                                                                       2,801,250
     185,000     Pfizer, Inc.                                                                                            3,172,750
                                                                                                                     --------------
                                                                                                                        13,214,600
                                                                                                                     --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 0.9%
      35,000     Rayonier, Inc.                                                                                          1,590,050
                                                                                                                     --------------

                 SEMICONDUCTORS -- 0.6%
      50,000     Intel Corp.                                                                                             1,113,000
                                                                                                                     --------------

                 SOFTWARE -- 1.0%
     100,000     Symantec Corp. (d)                                                                                      1,692,000
                                                                                                                     --------------

                 SPECIALTY RETAIL -- 0.5%
      20,000     Best Buy Co., Inc.                                                                                        850,800
                                                                                                                     --------------

                 TOBACCO -- 1.7%
      20,000     Philip Morris International, Inc.                                                                       1,043,200
      35,000     Reynolds American, Inc.                                                                                 1,889,300
                                                                                                                     --------------
                                                                                                                         2,932,500
                                                                                                                     --------------
                 TOTAL COMMON STOCKS -- 54.9%
                 (Cost $92,070,444)                                                                                     96,256,962
                                                                                                                     --------------

   PRINCIPAL                                                                                             OPTIONAL
      AMOUNT                                                                                       CALL PROVISIONS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS -- 9.5%

                 AEROSPACE & DEFENSE -- 0.7%
   $ 875,000     Alliant Techsystems, Inc., BB-, B1
                 6.75%, 4/1/2016                                                                   4/1/11 @ 103.38         879,375
     350,000     Triumph Group, Inc., B+, Ba3
                 8.00%, 11/15/2017                                                               11/15/13 @ 104.00         350,000
                                                                                                                     --------------
                                                                                                                         1,229,375
                                                                                                                     --------------
                 BANKS -- 0.0%*
     100,000     FCB/NC Capital Trust I, BB, Baa2
                 8.05%, 3/1/2028                                                                   3/1/11 @ 102.82          89,559
                                                                                                                     --------------

                 BUILDING MATERIALS -- 0.1%
     239,000     Boise Cascade LLC, B+, Caa1
                 7.125%, 10/15/2014                                                              10/15/11 @ 101.19         221,075
                                                                                                                     --------------

                 COMMERCIAL SERVICES -- 0.6%
     600,000     Hertz Corp. (The), CCC+, B2
                 8.875%, 1/1/2014                                                                  1/1/11 @ 102.22         616,500
     375,000     Valassis Communications, Inc., B-, B3
                 8.25%, 3/1/2015                                                                   3/1/11 @ 104.13         385,313
                                                                                                                     --------------
                                                                                                                         1,001,813
                                                                                                                     --------------
                 CONTAINERS & PACKAGING -- 0.4%
     600,000     Greif, Inc., BB+, Ba2
                 7.75%, 8/1/2019                                                                               N/A         624,000
                                                                                                                     --------------

                 DIVERSIFIED FINANCIAL SERVICES -- 0.7%
     750,000     Ford Motor Credit Co. LLC, B-, B1
                 8.70%, 10/1/2014                                                                              N/A         813,232
     500,000     Goldman Sachs Capital II, BBB, Baa2
                 5.793%, 12/29/2049 (e) (f)                                                        6/1/12 @ 100.00         423,750
                                                                                                                     --------------
                                                                                                                         1,236,982
                                                                                                                     --------------
                 DIVERSIFIED TELECOMMUNICATIONS -- 0.6%

     500,000     Frontier Communications Corp., BB, Ba2
                 7.125%, 3/15/2019                                                                             N/A         475,000
     500,000     Windstream Corp., B+, Ba3
                 8.625%, 8/1/2016                                                                  8/1/11 @ 104.31         511,250
                                                                                                                     --------------
                                                                                                                           986,250
                                                                                                                     --------------
                 FOOD -- 0.6%
   1,015,000     Dean Foods Co., B, B2
                 7.00%, 6/1/2016                                                                               N/A         994,700
                                                                                                                     --------------

                 HEALTH CARE -- 1.3%
     550,000     Community Health Systems, Inc., B, B3
                 8.875%, 7/15/2015                                                                7/15/11 @ 104.44         569,250
     740,000     DaVita, Inc., B, B2
                 7.25%, 3/15/2015                                                                 3/15/11 @ 102.42         754,800
     500,000     HCA, Inc., BB, Ba3
                 8.50%, 4/15/2019 (g)                                                             4/15/14 @ 104.25         537,813
     400,000     Health Management Associates, Inc., BB-, NR
                 6.125%, 4/15/2016                                                                             N/A         381,000
                                                                                                                     --------------
                                                                                                                         2,242,863
                                                                                                                     --------------
                 INDEPENDENT POWER PRODUCERS -- 0.3%
     475,000     NRG Energy, Inc., BB-, B1
                 8.50%, 6/15/2019                                                                 6/15/14 @ 104.25         480,938
                                                                                                                     --------------

                 INSURANCE -- 0.2%
     500,000     Genworth Financial, Inc., BB+, Ba1
                 6.15%, 11/15/66 (e)                                                             11/15/16 @ 100.00         385,000
                                                                                                                     --------------

                 INTERNET & CATALOG RETAIL -- 0.3%
     500,000     NetFlix, Inc., BB-, Ba2
                 8.50%, 11/15/2017                                                               11/15/13 @ 104.25         525,000
                                                                                                                     --------------

                 IRON/STEEL -- 0.2%
     350,000     Allegheny Technologies, Inc., BBB-, Baa3
                 9.375%, 6/1/2019                                                                              N/A         407,233
                                                                                                                     --------------

                 IT SERVICES -- 0.3%
     425,000     Unisys Corp., B, Caa1
                 12.50%, 1/15/2016                                                                1/15/12 @ 106.25         470,687
                                                                                                                     --------------

                 OFFICE/BUSINESS EQUIPMENT -- 0.6%
   1,000,000     Xerox Capital Trust I, BB, Baa3
                 8.00%, 2/1/2027                                                                   2/1/11 @ 101.47         981,113
                                                                                                                     --------------

                 OIL, GAS & CONSUMABLE FUELS -- 0.5%
     500,000     McMoRan Exploration Co., B, Caa1
                 11.875%, 11/15/2014                                                             11/15/11 @ 104.94         537,500
     425,000     Tesoro Corp., BB+, Ba1
                 6.625%, 11/1/2015                                                                11/1/10 @ 103.13         406,938
                                                                                                                     --------------
                                                                                                                           944,438
                                                                                                                     --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 0.3%
     500,000     Omega Healthcare Investors, Inc., BB+, Ba3
                 7.00%, 1/15/2016                                                                 1/15/11 @ 103.50         500,000
                                                                                                                     --------------

                 REAL ESTATE MANAGEMENT SERVICES -- 0.3%
     525,000     CB Richard Ellis Services, Inc., B+, Ba3
                 11.625%, 6/15/2017                                                               6/15/13 @ 105.81         588,000
                                                                                                                     --------------

                 RETAIL -- 0.6%
     700,000     Dillards, Inc., B-, B3
                 7.13%, 8/1/2018                                                                               N/A         658,000
     475,000     Pantry, Inc. (The), B-, Caa1
                 7.75%, 2/15/2014                                                                 2/15/11 @ 101.29         460,750
                                                                                                                     --------------
                                                                                                                         1,118,750
                                                                                                                     --------------
                 TRANSPORTATION -- 0.9%
     350,000     Kansas City Southern Railway, B+, B2
                 8.00%, 6/1/2015                                                                   6/1/12 @ 104.00         363,562
                 Overseas Shipholding Group, Inc., BB-, Ba3
     850,000     8.75%, 12/1/2013                                                                              N/A         898,875
     350,000     8.125%, 3/30/2018                                                                             N/A         347,375
                                                                                                                     --------------
                                                                                                                         1,609,812
                                                                                                                     --------------
                 TOTAL CORPORATE BONDS -- 9.5%
                 (Cost $16,296,094)                                                                                     16,637,588
                                                                                                                     --------------

      NUMBER
   OF SHARES                                                                                                                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 PREFERRED STOCKS -- 8.5%
                 DIVERSIFIED FINANCIAL SERVICES -- 2.7%
      50,000     Bank of America Corp., Series 3, 6.375%, BB, Ba3                                                        1,039,000
      56,000     Bank of America Corp., Series MER, 8.625%, BB, Ba3                                                      1,453,200
      23,060     BB&T Capital Trust VI, 9.60%, BBB, A3                                                                     661,822
      31,650     Deutsche Bank Contingent Capital Trust II (Germany), 6.55%, BBB+, Baa2                                    723,835
      60,000     RBS Capital Funding Trust VII (Netherlands), Series G, 6.08%, CC, B3                                      760,800
                                                                                                                     --------------
                                                                                                                         4,638,657
                                                                                                                     --------------
                 ELECTRIC -- 0.3%
      20,000     Dominion Resources, Inc., Series A, 8.375%, BBB, Baa3                                                     555,600
                                                                                                                     --------------

                 INSURANCE -- 3.5%
      50,000     Aegon NV (Netherlands), 6.50%, BBB, Baa2                                                                1,024,000
      51,240     Allianz SE (Germany), 8.375%, A+, A3                                                                    1,322,633
      25,000     Aspen Insurance Holdings Ltd. (Bermuda), 7.401%, BBB-, Ba1 (e)                                            578,000
      33,200     ING Groep NV (Netherlands), 7.375%, BB, Ba1                                                               729,072
      50,000     Metlife, Inc., Series B, 6.50%, BBB-, Baa2                                                              1,227,500
      48,600     Prudential PLC (United Kingdom), 6.50%, A-, Baa1                                                        1,181,466
                                                                                                                     --------------
                                                                                                                         6,062,671
                                                                                                                     --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 2.0%
      15,480     Apartment Investment & Management Co., Series T, 8.00%, B+, Ba3                                           374,616
      19,000     Brandywine Realty Trust, Series C, 7.50%, NR, NR                                                          440,420
      11,000     Capital Automotive REIT, Series A, 7.50%, NR, NR                                                          132,688
      10,000     CBL & Associates Properties, Inc., Series C, 7.75%, NR, NR                                                222,600
      10,000     First Industrial Realty Trust, Inc., Series J, 7.25%, B-, B2                                              201,000
       6,700     Health Care REIT, Inc., Series D, 7.875%, BB, Baa3                                                        167,165
      13,000     Kimco Realty Corp., Series G, 7.75%, BBB-, Baa2                                                           328,510
      12,000     PS Business Parks, Inc., Series H, 7.00%, BB+, Baa3                                                       280,440
      24,500     Public Storage, Series M, 6.625%, BBB, Baa1                                                               597,065
      15,200     Regency Centers Corp., Series D, 7.25%, BB+, Baa3                                                         360,848
       3,432     Taubman Centers, Inc., Series G, 8.00%, NR, B1                                                             85,903
      15,000     Vornado Realty Trust, Series E, 7.00%, BBB-, Baa3                                                         361,950
                                                                                                                     --------------
                                                                                                                         3,553,205
                                                                                                                     --------------
                 TOTAL PREFERRED STOCKS -- 8.5%
                 (Cost $16,354,372)                                                                                     14,810,133
                                                                                                                     --------------

                 TOTAL LONG-TERM INVESTMENTS - 160.2%
                 (Cost $272,208,096)                                                                                   280,649,876
                                                                                                                     --------------

   PRINCIPAL
      AMOUNT     SHORT-TERM INVESTMENTS -- 7.8%                                                                               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS -- 7.8%
                 MISSOURI -- 0.3%
   $ 600,000     Missouri Development Finance Board Cultural Facilities Revenue,
                 Nelson Gallery Foundation, Series A, AAA, Aaa
                 0.17%, 12/1/2033 (h)                                                              4/1/10 @ 100.00         600,000
                                                                                                                     --------------

                 NEW HAMPSHIRE -- 3.6%
   6,400,000     New Hampshire Health & Education Facilities Authority Revenue,
                 University and College Improvements, Series H-B-2-RMKT, NR, A1
                 0.17%, 7/1/2033 (h)                                                               4/1/10 @ 100.00       6,400,000
                                                                                                                     --------------

                 NEW YORK -- 1.2%
   2,100,000     New York City Transitional Finance Authority,
                 Future Tax Secured - Series B,  AAA, Aa1
                 0.17%, 2/1/2031 (h)                                                               8/2/10 @ 100.00       2,100,000
                                                                                                                     --------------

                 OKLAHOMA -- 0.9%
   1,500,000     Oklahoma Turnpike Authority Revenue,
                 Turnpike Revenue, Series F, AA-, Aa3
                 0.17%, 1/1/2028 (h)                                                               4/1/10 @ 100.00       1,500,000
                                                                                                                     --------------

                 TEXAS -- 1.8%
   1,250,000     Blount County Public Building Authority,
                 Local Government Public Improvements-A-4-A, NR, Aa2
                 0.44%, 6/1/2032 (h)                                                               6/1/10 @ 100.00       1,250,000
   2,000,000     Sevier County Public Building Authority,
                 Local Government Public Improvements-VI-B-1, NR, Aaa
                 0.38%, 6/1/2024 (h)                                                               6/1/10 @ 100.00       2,000,000
                                                                                                                     --------------
                                                                                                                         3,250,000
                                                                                                                     --------------
                 TOTAL SHORT-TERM INVESTMENTS -- 7.8%
                 (Cost $13,850,000)                                                                                     13,850,000
                                                                                                                     --------------

                 TOTAL INVESTMENTS -- 168.0%
                 (Cost $286,058,096)                                                                                   294,499,876
                                                                                                                     --------------

                 FLOATING RATE NOTE OBLIGATIONS -- (3.9%)
  (6,850,000)    Notes with interest rates ranging from 0.29%
                 to 0.30% on March 31, 2010, and contractual
                 maturities of collateral in 2016 to 2037.
                 (Cost ($6,850,000))                                                                                    (6,850,000)
                                                                                                                     --------------

                 TOTAL NET INVESTMENTS -- 164.1%
                 (Cost $279,208,096)                                                                                   287,649,876
                 Liabilities in excess of Other Assets -- (4.2%)                                                        (7,429,133)
                 Preferred Shares, at Liquidation Value -- (-59.9% of Net Assets
                 Applicable to Common Shareholders or -35.7% of Total Investments)                                    (105,000,000)
                                                                                                                     --------------
                 NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                                               $ 175,220,743
                                                                                                                     ==============


       ADR    American Depositary Receipt

       AG     Stock Corporation

       AMBAC  Ambac Assurance Corporation

      ASSURED Assured Guaranty Corporation

       BHAC   Berkshire Hathaway Assurance Corporation

       FGIC   Financial Guaranty Insurance Company

       FHA    Guaranteed by Federal Housing Administration

       LLC    Limited Liability Corporation

       N/A    Not Applicable

       NV     Publicly Traded Company

       PLC    Public Limited Company

       PSF    Permanent School Fund (Texas)

       REIT   Real Estate Investment Trust

------------------------------
 * Less than 0.1%

       (a)    Taxable municipal bond.

       (b) Inverse floating rate investment. Interest rate shown is that in effect at March 31, 2010.

       (c) Underlying security related to inverse floating rate investment entered into by the Fund.

       (d)    Non-income producing security.

       (e) Floating or variable rate coupon. The rate shown is as of March 31, 2010.

       (f) Security is a hybrid bond that will convert to a preferred stock on the first call date.

       (g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $537,813, which represents 0.31% of net assets applicable to common shares.

       (h) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is as of March 31, 2010.

              Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

              All percentages shown in the Portfolio of Investments are based on Net Assets

              Applicable to Common Shareholders unless otherwise noted.

                               COUNTRY ALLOCATION*

-------------------------------------------------------------------------------
United States                                                            92.1%
United Kingdom                                                            3.9%
Netherlands                                                               1.4%
Germany                                                                   1.4%
Switzerland                                                               0.9%
Bermuda                                                                   0.2%
Cayman Islands                                                            0.1%
-------------------------------------------------------------------------------

*    Based on Total Long-Term Investments. Subject to change daily.

See previously submitted notes to the financial statements for the period ended December 31, 2009.

At March 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                 Gross Tax        Gross Tax           Net Tax Unrealized
Cost of Investments              Unrealizied      Unrealized          Appreciation on
for Tax Purposes                 Appreciation     Depreciation        Investments
----------------------------------------------------------------------------------------------
$ 280,048,936                    $ 17,455,922     $ (9,854,982)       $ 7,600,940
----------------------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of March 31, 2010.

Description                    LEVEL 1       LEVEL 2          LEVEL 3            TOTAL
                              ----------------------------------------------------------------
(value in $000s)
Assets:

Municipal Bonds                $       -        $ 166,795              $ -          $ 166,795
Common Stocks                     96,257                -                -             96,257
Corporate Bonds                        -           16,638                -             16,638
Preferred Stocks                  14,810                -                -             14,810
                              ----------------------------------------------------------------
Total                          $ 111,067        $ 183,433              $ -          $ 294,500
                              ================================================================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    May 20, 2010
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date:    May 20, 2010
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
         Steven M. Hill
         Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    May 20, 2010
      --------------------------------------------------------------------------